ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	NOTE 8. ACCOUNTS PAYABLE Accounts payable consisted of the following:

	As of December 31,
	2020	2019
Payable to suppliers	$—	$4,430,519
Total	$—	$4,430,519